Cover	Nov. 12, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 12, 2024
Entity Registrant Name	RumbleOn, Inc.
Entity Tax Identification Number	46-3951329
Entity Address, City or Town	Irving,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75038
City Area Code	214
Local Phone Number	771-9952
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B Common Stock, $0.001 par value
Trading Symbol	RMBL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001596961
Entity File Number	001-38248
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line Two	Suite 110A
Entity Address, Address Line One	901 W. Walnut Hill Lane,